Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 140,529	$ 163,412
Restricted cash		2,671	13,480
Loan receivable from affiliate companies		21,827	16,474
Capital lease obligations, including current portion		(18,555)	(20,649)
Senior and ship mortgage notes		(692,238)	(735,002)
Long-term debt, including current portion		(279,476)	(233,526)
Long term payable to affiliate companies		(6,430)	0
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		140,529	163,412
Restricted cash		2,671	13,480
Loan receivable from affiliate companies	[1]	21,827	16,474
Capital lease obligations, including current portion	[2]	(18,555)	(20,649)
Senior and ship mortgage notes		(692,238)	(735,002)
Long-term debt, including current portion	[2]	(279,476)	(233,526)
Long term payable to affiliate companies	[1]	(6,430)
(Level I) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		140,529	163,412
Restricted cash		2,671	13,480
Senior and ship mortgage notes		(692,238)	(735,002)
(Level II) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loan receivable from affiliate companies	[1]	21,827	16,474
Capital lease obligations, including current portion	[2]	(18,555)	(20,649)
Long-term debt, including current portion	[2]	(279,476)	$ (233,526)
Long term payable to affiliate companies	[1]	$ (6,430)

[1]	The fair value of the Company's loan receivable from affiliate companies and long-term payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.
[2]	The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.